Preferred Stock Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Fair Value Preferred Stock Warrant Liability Using Black-Scholes Pricing Model

The following assumptions and inputs were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option-pricing model:

	Year Ended December 31,
	2015	2014
Expected term (in years)	2.5	3.5
Expected volatility	59.12%	59.80%
Risk-free interest rate	1.21%	1.20%
Expected dividend yield	8.0%	8.0%